Significant Transactions (Tables)	3 Months Ended
Mar. 31, 2016
Significant Transactions [Abstract]
Schedule of Business Acquisitions, by Acquisition
The excess of the purchase price over the fair values, which we recorded as goodwill, was determined as follows:

(dollars in millions)	As Reported			As Adjusted
		Adjustments *

Cash consideration	$4,478	$(23)	(a)	$4,455
Fair value of assets acquired:
Cash and cash equivalents	958	—		958
Investment securities	1,294	—		1,294
Personal loans	8,801	(6)	(b)	8,795
Intangibles	555	—		555
Other assets	247	—		247
Fair value of liabilities assumed:
Long-term debt	(7,725)	—		(7,725)
Unearned premium, insurance policy and claims reserves	(936)	—		(936)
Other liabilities	(156)	1	(c)	(155)
Goodwill	$1,440			$1,422

*
During the first quarter of 2016, we recorded the following adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as new information, which existed as of the acquisition date, was brought to our attention:

(a)	Represents a subsequent cash payment from Citigroup as a result of reaching final agreement on certain purchase accounting adjustments.

(b)
Represents the net impact of an increase to the discount of purchased credit impaired finance receivables of $64 million and an increase to the premium on finance receivables purchased as performing receivables of $58 million as a result of revisions to the receivables valuation during the measurement period. This adjustment also resulted in $15 million of additional loan premium amortization and $3 million of additional loan discount accretion during the first quarter of 2016, of which $7 million and $1 million, respectively, would have been recorded during the two months ended December 31, 2015, had the adjustment been retroactively reflected since the acquisition date.

(c)	Represents the settlement of a payable to Citigroup during the measurement period.
Changes in the carrying amount of goodwill, all of which are reported in our Consumer and Insurance segment, were as follows:

(dollars in millions)	Consumer and Insurance

Three Months Ended March 31, 2016
Balance at beginning of period	$1,440
Adjustments to purchase price allocation *	(18)
Balance at end of period	$1,422

*	Goodwill adjustments were recorded at OMFH subsidiary level.

Schedule of unaudited pro forma financial information
The following table presents the unaudited pro forma financial information:

(dollars in millions)
Three Months Ended March 31,	2015

Interest income	$795
Net income attributable to OneMain Holdings, Inc.	41